Investment Objectives and Goals	Dec. 31, 2024
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Emerging Markets Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Equity Megatrends ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Dynamic Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Japanese Equity ETF | Lazard Japanese Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Japanese Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Next Gen Technologies ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.